Operating Leases (Details) - Schedule of lease terms and discount rates	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease expenses from continuing operations
Weighted average remaining lease term (years)	1 year 3 months 14 days	2 years 3 months 14 days
Weighted average discount rate	4.75%	4.75%